Revenue Recognition (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Restructuring Cost and Reserve [Line Items]
Advance payments from customers	$ 8,945,000		$ 8,945,000		$ 10,562,000	$ 6,255,000
DIH Holding US Inc [Member]
Restructuring Cost and Reserve [Line Items]
Deferred revenue	10,843,000	$ 11,300,000	10,843,000	$ 11,300,000	9,881,000	9,996,000
Deferred revenue, revenue recognized					7,405,000	5,358,000
Revenue, remaining performance obligation, amount	4,943,000		$ 4,943,000		$ 4,670,000	2,698,000
Deferred revenue recognized			2 years		2 years
Advance payments from customers	8,900,000		$ 8,900,000		$ 10,600,000	6,300,000
Revenue	$ 2,147,000	2,013,000	$ 4,033,000	4,953,000
Advance payments from customers		$ 8,865,000		$ 8,865,000		$ 6,225